Core Deposit Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Core Deposit Intangible and Related Accumulated Amortization

 The following table shows the core deposit intangible and the related accumulated amortization as of December 31:

(Dollars in thousands)	2014	2013	2012

Gross carrying amount	$1,251	$1,251	$1,251
Accumulated amortization	(622)	(492)	(357)

Net carrying amount	$629	$759	$894

Future Amortization Expense for Core Deposit Asset

The estimated aggregate future amortization expense for the core deposit assets remaining as of December 31, 2014 is as follows:

Core Deposit
(Dollars in thousands)	Amortization

2015	$125
2016	121
2017	116
2018	101
2019	63
Thereafter	103

$629